Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the basic and diluted earnings per share computation:
Net income for earnings per share	$ 4,213	$ 16,619	$ 19,932
Basic	17,059,575	16,086,598	9,354,186
Dilutive effect of release of escrowed shares		201,644	1,335,202
Dilutive effect of warrants and put options			16,569
Weighted average shares used in diluted computation	17,059,575	16,288,242	10,705,957
Basic	$ 0.25	$ 1.03	$ 2.13
Diluted	$ 0.25	$ 1.02	$ 1.86
Number of shares that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	5,800,000	5,000,000
Number of shares owned by owners of subsidiary that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation		800,000	5,000,000
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	361,327	20,517	340,810
Number of shares owned by sponsors remaining in escrow and were therefore not included in the calculation of basic earnings per share computation	405,496